Other Current Assets	12 Months Ended
Dec. 31, 2023
Other Current Assets [Abstract]
Other current assets

4.      Other current assets

Other current assets as of December 31, 2023 and 2022 consisted of the following:

	Year ended December 31,
	2023	2022
Insurance prepaid assets	$54	$—
Advance to Meliá Hotels International, S.A (See Note 11)	500	—
Prepaid expenses	—	824
Tax refund receivable	393	—
Other	114	18
	$1,061	$842